Convertible Promissory Notes and Warrants (Details) - Schedule of convertible notes - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Convertible Notes, Net of Debt Discount
Balance, December 31, 2021	$ 26,065
Convertible notes issued - new securities	7,315,138
Issuance costs	(535,717)
Debt discount	(6,779,421)
Debt accretion	1,622,730
Balance, September 30, 2022	$ 1,648,795	$ 26,065